Retirement Plans (Schedule of Weighted Average Allocation of Plan Assets) (Details)	12 Months Ended
	Sep. 26, 2014	Sep. 27, 2013
U.S. Plans
Defined Benefit Plan Disclosure [Line Items]
Pension plans, weighted-average plan asset allocation	100.00%	100.00%
U.S. Plans | Equity Securities
Defined Benefit Plan Disclosure [Line Items]
Pension plans, target plan asset allocation	24.00%
Pension plans, weighted-average plan asset allocation	28.00%	42.00%
U.S. Plans | Debt Securities
Defined Benefit Plan Disclosure [Line Items]
Pension plans, target plan asset allocation	76.00%
Pension plans, weighted-average plan asset allocation	70.00%	56.00%
U.S. Plans | Cash and cash equivalents
Defined Benefit Plan Disclosure [Line Items]
Pension plans, weighted-average plan asset allocation	1.00%	1.00%
U.S. Plans | Other
Defined Benefit Plan Disclosure [Line Items]
Pension plans, weighted-average plan asset allocation	1.00%	1.00%
Non-U.S. Plans
Defined Benefit Plan Disclosure [Line Items]
Pension plans, weighted-average plan asset allocation	100.00%	100.00%
Non-U.S. Plans | Equity Securities
Defined Benefit Plan Disclosure [Line Items]
Pension plans, weighted-average plan asset allocation	8.00%	7.00%
Non-U.S. Plans | Debt Securities
Defined Benefit Plan Disclosure [Line Items]
Pension plans, weighted-average plan asset allocation	2.00%	3.00%
Non-U.S. Plans | Cash and cash equivalents
Defined Benefit Plan Disclosure [Line Items]
Pension plans, weighted-average plan asset allocation	0.00%	0.00%
Non-U.S. Plans | Other
Defined Benefit Plan Disclosure [Line Items]
Pension plans, weighted-average plan asset allocation	90.00%	90.00%
Non-U.S. Plans | Japan | Equity Securities
Defined Benefit Plan Disclosure [Line Items]
Pension plans, target plan asset allocation	39.00%
Non-U.S. Plans | Japan | Debt Securities
Defined Benefit Plan Disclosure [Line Items]
Pension plans, target plan asset allocation	55.00%
Non-U.S. Plans | Japan | Cash and cash equivalents
Defined Benefit Plan Disclosure [Line Items]
Pension plans, target plan asset allocation	6.00%
Non-U.S. Plans | Netherlands | Equity Securities
Defined Benefit Plan Disclosure [Line Items]
Pension plans, target plan asset allocation	10.00%
Non-U.S. Plans | Netherlands | Debt Securities
Defined Benefit Plan Disclosure [Line Items]
Pension plans, target plan asset allocation	2.00%
Non-U.S. Plans | Netherlands | Insurance Contract
Defined Benefit Plan Disclosure [Line Items]
Pension plans, target plan asset allocation	88.00%